First Quarter Report
October 31, 2023 (Unaudited)
Columbia Strategic Municipal Income Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Strategic Municipal Income Fund, October 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.8%
Black Belt Energy Gas District
Refunding Revenue Bonds
Gas Project
Series 2023D-1 (Mandatory Put 02/01/29)
06/01/2049	5.500%	3,200,000	3,239,004
Southeast Energy Authority
Revenue Bonds
Project #4
Series 2002B-1 (Mandatory Put 08/01/28)
04/30/2053	5.000%	8,695,000	8,610,673
Total			11,849,677
Arizona 1.1%
Arizona Industrial Development Authority
Revenue Bonds
Macombs Facility Project Social Bonds
Series 2021A
07/01/2041	4.000%	775,000	638,742
07/01/2051	4.000%	850,000	632,126
Phoenix Children’s Hospital
Series 2020
02/01/2050	4.000%	1,200,000	949,575
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Phoenix Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2054	5.000%	1,330,000	1,178,223
07/01/2059	5.000%	1,000,000	873,207
Industrial Development Authority of the County of Pima (The)(a)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	1,700,000	1,155,820
06/15/2057	4.000%	500,000	324,628
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	6,500,000	5,531,025
Series 2018
02/15/2048	5.000%	870,000	730,611
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Series 2023A
01/01/2050	5.000%	5,000,000	5,094,676
Total			17,108,633
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 3.9%
California Community Choice Financing Authority(b)
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 11/01/30)
09/30/2054	5.500%	3,500,000	3,605,052
California Health Facilities Financing Authority
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	4,280,000	3,835,336
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2022
11/01/2057	5.000%	1,320,000	1,199,937
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	4.000%	3,000,000	2,481,499
02/01/2042	5.000%	1,500,000	1,452,160
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2049	4.000%	2,500,000	1,931,026
California Municipal Finance Authority(a)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2046	5.000%	1,000,000	853,979
California Public Finance Authority(a)
Revenue Bonds
Enso Village Project - Green Bonds
Series 2021
11/15/2036	5.000%	500,000	455,635
11/15/2051	5.000%	1,000,000	802,178
Enso Village Project - TEMPS 85
Series 2021
05/15/2029	3.125%	2,510,000	2,306,536
California School Finance Authority(a)
Prerefunded 07/01/25 Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,041,050
07/01/2046	6.375%	150,000	155,154
2	Columbia Strategic Municipal Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2042	4.000%	1,905,000	1,578,144
California Statewide Communities Development Authority(a)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2046	5.000%	500,000	441,263
City of Los Angeles Department of Airports(c)
Refunding Revenue Bonds
Los Angeles International Airport
Subordinated Series 2022
05/15/2041	4.000%	800,000	681,593
05/15/2042	4.000%	500,000	423,729
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2018
05/15/2044	5.000%	2,000,000	1,927,838
Compton Unified School District(d)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2037	0.000%	2,125,000	1,055,620
06/01/2038	0.000%	1,830,000	847,937
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2021A
01/15/2046	4.000%	4,346,000	3,637,719
Glendale Unified School District(d)
Prerefunded 09/01/25 Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	679,804
09/01/2033	0.000%	1,100,000	709,664
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement
Series 2022
06/01/2051	5.000%	3,000,000	2,995,416
Hastings Campus Housing Finance Authority
Revenue Bonds
Senior Green Bonds
Series 2020
07/01/2045	5.000%	3,500,000	2,886,983
Poway Unified School District(d)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	4,475,000	3,374,153
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Riverside County Transportation Commission(d)
Revenue Bonds
Senior Lien
Series 2013 Escrowed to Maturity
06/01/2029	0.000%	1,000,000	804,149
Unrefunded Revenue Bonds
Senior Lien
Series 2013
06/01/2029	0.000%	1,265,000	965,303
San Diego County Regional Airport Authority(c)
Revenue Bonds
Private Activity
Series 2023
07/01/2053	5.000%	4,250,000	4,022,830
07/01/2058	5.250%	10,000,000	9,793,781
Subordinated Series 2021B
07/01/2046	4.000%	1,600,000	1,299,815
State Center Community College District
Unlimited General Obligation Bonds
Series 2020B
08/01/2035	3.000%	1,600,000	1,337,271
08/01/2036	3.000%	2,275,000	1,848,395
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,002
Total			61,432,951
Colorado 4.9%
Aerotropolis Regional Transportation Authority
Revenue Bonds
Series 2021
12/01/2052	4.375%	2,865,000	2,059,512
City & County of Denver(d)
Revenue Bonds
Series 2018-A-2
08/01/2034	0.000%	6,000,000	3,465,023
City & County of Denver Airport System(c)
Refunding Revenue Bonds
Series 2022D
11/15/2053	5.000%	3,000,000	2,817,725
Subordinated Series 2018A
12/01/2048	4.000%	3,500,000	2,806,353
Revenue Bonds
Series 2022A
11/15/2047	5.000%	3,350,000	3,202,713
Colorado Bridge Enterprise(c)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,690,000	4,933,324

Columbia Strategic Municipal Income Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Educational & Cultural Facilities Authority(a)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2044	5.375%	750,000	684,086
07/01/2049	5.500%	700,000	632,421
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2053	5.000%	10,000,000	7,901,877
Refunding Revenue Bonds
AdventHealth Obligated
Series 2019
11/15/2043	4.000%	1,910,000	1,645,323
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	17,000,000	13,684,866
08/01/2049	4.000%	2,595,000	2,004,510
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	850,000	813,123
Intermountain Healthcare
Series 2022
05/15/2052	5.000%	13,000,000	12,682,900
Revenue Bonds
Aberdeen Ridge
Series 2021A
05/15/2049	5.000%	1,500,000	935,569
CommonSpirit Health Obligation Group
Series 2022
11/01/2042	5.000%	3,800,000	3,589,521
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2038	4.000%	1,300,000	1,137,001
01/01/2040	4.000%	1,000,000	852,567
Parkview Medical Center, Inc. Project
Series 2020
09/01/2045	4.000%	1,000,000	786,429
09/01/2050	4.000%	1,500,000	1,129,098
Colorado Housing & Finance Authority
Revenue Bonds
Multi-Family Project
Series 2019B-1
10/01/2039	3.000%	470,000	355,087
10/01/2049	3.250%	1,000,000	678,769
10/01/2054	3.400%	1,000,000	670,548
Fiddlers Business Improvement District(a)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	1,200,000	1,111,013
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jefferson Center Metropolitan District No. 1
Refunding Revenue Bonds
Subordinated Series 2020B
12/15/2050	5.750%	3,500,000	3,079,121
Windler Public Improvement Authority
Revenue Bonds
Series 2021A-1
12/01/2051	4.125%	5,000,000	2,785,493
Total			76,443,972
Connecticut 0.1%
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Sacred Heart University
Series 2020K
07/01/2045	4.000%	2,000,000	1,644,105
Delaware 0.1%
Delaware State Health Facilities Authority
Refunding Revenue Bonds
Bayhealth Medical Center Project
Series 2017
07/01/2040	4.000%	2,640,000	2,270,186
District of Columbia 0.9%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	2,910,000	2,762,612
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2039	4.000%	1,275,000	1,102,781
07/01/2049	4.000%	695,000	539,830
Metropolitan Washington Airports Authority(c)
Refunding Revenue Bonds
Series 2023A
10/01/2053	5.250%	5,000,000	4,946,598
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	5,775,000	4,512,932
Total			13,864,753
Florida 4.1%
Capital Trust Agency, Inc.(a)
04/27/2021
07/01/2056	5.000%	2,625,000	2,131,800

4	Columbia Strategic Municipal Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	3,250,000	2,266,795
Capital Trust Agency, Inc.(a),(e)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,430,000	1,123,325
12/01/2050	0.000%	1,000,000	327,500
Capital Trust Agency, Inc.(a),(d)
Subordinated
07/01/2061	0.000%	93,140,000	4,818,449
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	5,000,000	4,284,889
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	3,000,000	2,385,874
City of Pompano Beach
Revenue Bonds
John Knox Village Project
Series 2021A
09/01/2056	4.000%	4,000,000	2,576,741
City of Tampa(d)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2035	0.000%	650,000	338,229
09/01/2036	0.000%	700,000	337,552
09/01/2037	0.000%	700,000	311,642
County of Miami-Dade Seaport Department(c)
Refunding Revenue Bonds
Series 2023A
10/01/2052	5.250%	3,000,000	2,884,151
County of Osceola Transportation(d)
Refunding Revenue Bonds
Series 2020A-2
10/01/2035	0.000%	2,700,000	1,426,437
10/01/2037	0.000%	4,000,000	1,822,004
10/01/2038	0.000%	1,500,000	636,652
10/01/2039	0.000%	3,300,000	1,309,841
Florida Development Finance Corp.(a)
Refunding Revenue Bonds
Mayflower Retirement Community Center
Series 2021
06/01/2027	2.375%	160,000	159,967
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Renaissance Charter School, Inc. Projects
Series 2020
09/15/2040	5.000%	1,050,000	867,437
Greater Orlando Aviation Authority(c)
Revenue Bonds
Series 2016A
10/01/2046	5.000%	5,000,000	4,763,010
Hillsborough County Aviation Authority(c)
Revenue Bonds
Tampa International Airport
Series 2022
10/01/2052	4.000%	2,645,000	2,073,995
Subordinated Series 2018
10/01/2048	5.000%	3,450,000	3,235,136
Lee County Industrial Development Authority
Revenue Bonds
Cypress Cove at HealthPark Florida, Inc. Project
Series 2022
10/01/2057	5.250%	2,000,000	1,517,465
Miami-Dade County Educational Facilities Authority
Revenue Bonds
Series 2018A
04/01/2053	5.000%	8,000,000	7,514,509
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2047	4.000%	2,250,000	1,841,492
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015C
10/01/2040	5.000%	1,000,000	934,587
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai
Series 2022
06/01/2041	4.000%	1,100,000	809,620
Toby & Leon Cooperman Sinai Residences of Boca Raton
Series 2022
06/01/2056	4.250%	1,000,000	662,682
Revenue Bonds
ACTS Retirement
Series 2020B
11/15/2041	4.000%	500,000	400,148
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2049	5.000%	2,350,000	1,859,911

Columbia Strategic Municipal Income Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	3,335,000	3,206,238
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2039	5.250%	5,030,000	3,837,148
11/15/2049	5.500%	2,300,000	1,636,047
Total			64,301,273
Georgia 3.4%
City of Atlanta Department of Aviation(c)
Revenue Bonds
Airport
Subordinated Series 2019
07/01/2040	4.000%	2,500,000	2,147,335
Series 2022B
07/01/2052	5.000%	8,810,000	8,299,224
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2041	4.000%	1,000,000	871,694
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	2,000,000	1,766,046
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2042	5.000%	1,000,000	969,010
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	4,280,000	4,313,850
Georgia Housing & Finance Authority
Refunding Revenue Bonds
Series 2020A
12/01/2040	3.050%	1,000,000	727,017
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
06/01/2048	3.750%	4,495,000	3,727,053
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2023A (Mandatory Put 06/01/30)
06/01/2053	5.000%	11,700,000	11,505,706
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023C (Mandatory Put 09/01/30)
09/01/2053	5.000%	4,500,000	4,468,522
Municipal Electric Authority of Georgia
Revenue Bonds
Plant Vogtle Units 3&4 Project
Series 2022
07/01/2063	5.500%	4,700,000	4,530,001
Series 2022 (AGM)
07/01/2052	5.000%	4,700,000	4,447,138
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2038	6.125%	3,515,000	2,989,676
12/01/2048	6.250%	1,960,000	1,561,041
Total			52,323,313
Idaho 0.5%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2021
03/01/2046	4.000%	3,000,000	2,419,376
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	6,000,000	3,856,476
Spring Valley Community Infrastructure District No. 1(a)
Special Assessment Bonds
Series 2021
09/01/2051	3.750%	2,000,000	1,386,074
Total			7,661,926
Illinois 11.8%
Chicago Board of Education
Revenue Bonds
Series 2023
04/01/2045	5.000%	1,000,000	912,007
04/01/2048	5.750%	1,125,000	1,129,740
Special Tax Bonds
Series 2017
04/01/2042	5.000%	1,600,000	1,464,925
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	3,000,000	2,633,752
Project
Series 2015C
12/01/2039	5.250%	2,000,000	1,848,460
Series 2018
12/01/2046	5.000%	2,500,000	2,194,793

6	Columbia Strategic Municipal Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021A
12/01/2040	5.000%	1,000,000	913,499
Series 2022A
12/01/2047	4.000%	4,000,000	2,963,511
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2034	5.000%	500,000	500,576
Series 2022B
12/01/2037	4.000%	8,000,000	6,689,262
Chicago Board of Education(a)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,615,000	3,750,831
Chicago Board of Education(f)
Unlimited General Obligation Bonds
Seires 2023A
12/01/2049	6.000%	3,300,000	3,291,215
Series 2023A
12/01/2047	5.875%	4,600,000	4,532,816
Chicago Board of Education(d)
Unlimited General Obligation Refunding Bonds
Series 2019A
12/01/2025	0.000%	2,000,000	1,801,492
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2013B
01/01/2035	5.250%	3,000,000	3,009,896
Chicago O’Hare International Airport(c)
Refunding Revenue Bonds
Senior Lien
Series 2018
01/01/2037	5.000%	2,000,000	1,959,460
Revenue Bonds
General Senior Lien
Series 2017D
01/01/2042	5.000%	8,895,000	8,623,418
01/01/2052	5.000%	8,030,000	7,404,597
Senior Lien
Series 2017G
01/01/2042	5.000%	2,650,000	2,569,090
01/01/2047	5.000%	1,000,000	936,589
Series 2017J
01/01/2037	5.000%	2,000,000	1,959,460
Series 2022
01/01/2048	4.500%	3,000,000	2,601,368
01/01/2055	5.000%	20,485,000	18,789,727
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
TriPs Obligated Group
Series 2018
07/01/2038	5.000%	1,000,000	939,692
07/01/2048	5.000%	800,000	704,161
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/2046	5.000%	4,390,000	4,325,289
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,650,000	1,599,530
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2039	5.000%	530,000	495,707
Revenue Bonds
2nd Lien
Series 2014
01/01/2039	5.000%	2,000,000	1,922,251
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2014
11/01/2044	5.000%	650,000	602,281
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015 (AGM)
03/01/2040	4.000%	5,000,000	4,239,018
Illinois Finance Authority
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2051	4.000%	1,000,000	749,363
Northshore University Health System
Series 2020A
08/15/2037	4.000%	3,000,000	2,728,882
Illinois Housing Development Authority
Refunding Revenue Bonds
Social Bonds
Series 2023H
10/01/2043	4.650%	7,500,000	6,970,041
Metropolitan Pier & Exposition Authority(d)
Refunding Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 2002A (BAM)
12/15/2054	0.000%	5,000,000	874,642

Columbia Strategic Municipal Income Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
McCormick Place Expansion
Series 2022
12/15/2035	0.000%	1,200,000	638,718
12/15/2036	0.000%	2,500,000	1,247,733
Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 2002A (AGM)
12/15/2040	0.000%	10,000,000	4,041,236
McCormick Place Expansion Project
Series 2017
12/15/2054	0.000%	11,110,000	1,796,501
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2047	4.000%	2,000,000	1,583,265
06/15/2052	4.000%	3,000,000	2,307,460
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	1,865,529
State of Illinois
Unlimited General Obligation Bonds
Rebuild Illinois Program
Series 2019B
11/01/2038	4.000%	5,000,000	4,341,871
Series 2017A
12/01/2036	5.000%	5,000,000	4,991,902
Series 2018A
05/01/2032	5.000%	2,500,000	2,539,961
05/01/2033	5.000%	5,000,000	5,064,549
05/01/2039	5.000%	4,320,000	4,105,638
05/01/2040	5.000%	6,005,000	5,676,141
05/01/2041	5.000%	6,000,000	5,665,112
Series 2020
05/01/2039	5.500%	2,700,000	2,762,199
05/01/2045	5.750%	1,750,000	1,784,869
Series 2021A
03/01/2041	4.000%	4,650,000	3,913,052
Series 2021B
12/01/2038	4.000%	3,970,000	3,443,054
Series 2022A
03/01/2042	5.500%	12,700,000	12,907,789
03/01/2047	5.500%	3,300,000	3,317,380
Series 2023B
05/01/2047	5.500%	1,750,000	1,758,981
05/01/2048	4.500%	400,000	337,572
Total			184,721,853
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa 1.2%
Iowa Finance Authority
Refunding Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	10,400,000	9,192,620
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	9,395,000	5,902,853
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	5,000,000	3,804,179
Total			18,899,652
Kansas 0.2%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	3,725,000	3,552,708
Kentucky 0.2%
City of Henderson(a),(c)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2052	4.700%	1,500,000	1,292,655
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2037	5.000%	1,200,000	1,153,901
Total			2,446,556
Louisiana 0.6%
Ascension Parish Industrial Development Board, Inc.
Revenue Bonds
Impala Warehousing LLC
Series 2011
07/01/2036	6.000%	3,050,000	2,932,127
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2042	5.000%	2,000,000	1,919,972
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2057	5.000%	1,500,000	1,389,484

8	Columbia Strategic Municipal Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Orleans Aviation Board(c)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	1,275,000	1,185,414
Parish of St. James(a)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	1,250,000	1,310,038
Total			8,737,035
Maryland 1.4%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2039	3.200%	7,475,000	5,953,207
Revenue Bonds
Series 2019C
09/01/2039	3.000%	7,500,000	5,763,253
Maryland Economic Development Corp.(c)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
06/30/2055	5.250%	5,000,000	4,575,138
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	713,671
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2040	5.000%	1,200,000	1,157,429
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	3,665,000	3,065,450
Total			21,228,148
Massachusetts 1.4%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
UMass Memorial Healthcare
Series 2017
07/01/2044	4.000%	7,500,000	5,955,206
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2041	5.000%	2,000,000	1,823,091
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Educational Financing Authority(c)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	3,000,000	2,469,590
Massachusetts Port Authority(c)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,232,203
Revenue Bonds
Series 2019C
07/01/2044	5.000%	10,000,000	9,661,823
Total			21,141,913
Michigan 4.9%
City of Detroit
Unlimited General Obligation Bonds
Social Bonds
Series 2021A
04/01/2032	5.000%	300,000	301,118
04/01/2033	5.000%	400,000	400,858
04/01/2034	5.000%	400,000	400,241
04/01/2036	5.000%	600,000	590,996
04/01/2037	5.000%	700,000	679,398
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	6,610,000	6,426,513
Michigan Finance Authority
Prerefunded 05/15/25 Revenue Bonds
Sparrow Obligated Group
Series 2015
11/14/2045	5.000%	550,000	558,313
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	430,000	431,968
Revenue Bonds
Henry Ford Health System
Series 2019A
11/15/2048	5.000%	1,320,000	1,240,911
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2043	4.000%	2,300,000	1,882,822
Series 2019A-1
10/01/2044	3.250%	1,500,000	1,079,467
Series 2019B
12/01/2044	3.100%	6,000,000	4,214,530

Columbia Strategic Municipal Income Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Social Bond
Series 2022A
06/01/2043	4.100%	4,210,000	3,646,094
Social Bonds
Series 2023A
12/01/2048	4.900%	6,000,000	5,715,487
U.S. Department of Housing and Urban Development
Series 2017A
10/01/2042	3.750%	4,060,000	3,175,919
10/01/2047	3.850%	4,155,000	3,230,619
Michigan Strategic Fund(c)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	15,500,000	14,344,472
State of Michigan
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.250%	20,000,000	20,888,950
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	6,455,000	6,331,497
Wayne County Airport Authority(c)
Revenue Bonds
Series 2017B
12/01/2042	5.000%	700,000	678,015
Total			76,218,188
Minnesota 1.5%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2032	4.000%	1,265,000	1,111,558
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	835,000	752,167
08/01/2043	5.250%	500,000	430,982
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2047	5.000%	4,000,000	3,486,134
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2044	4.000%	1,500,000	1,161,407
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2048	4.250%	5,000,000	4,124,873
02/15/2053	5.000%	8,000,000	7,192,750
Hastings Independent School District No. 200(d)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2031	0.000%	2,340,000	1,680,329
02/01/2034	0.000%	1,565,000	962,360
Minneapolis-St. Paul Metropolitan Airports Commission(c)
Refunding Revenue Bonds
Subordinated Series 2016D
01/01/2041	5.000%	750,000	727,498
St. Cloud Housing & Redevelopment Authority(b)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	2,835,000	2,109,755
Total			23,739,813
Missouri 1.8%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	1,608,215
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
Mercy Health
Series 2017C
11/15/2036	4.000%	1,500,000	1,383,735
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2044	5.000%	2,275,000	1,990,857
Medical Research Lutheran Services
Series 2016A
02/01/2036	5.000%	1,000,000	939,645
Kansas City Industrial Development Authority(c)
Revenue Bonds
Kansas City International Airport
Series 2020A
03/01/2045	4.000%	16,000,000	12,910,830
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2042	5.250%	1,260,000	940,790

10	Columbia Strategic Municipal Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2020A (GNMA)
05/01/2050	2.850%	985,000	691,969
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	4,177,437
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2035	5.000%	1,500,000	1,334,370
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/2032	5.000%	1,120,000	1,049,101
09/01/2042	5.000%	2,000,000	1,655,840
Total			28,682,789
Montana 0.0%
Montana Board of Housing
Revenue Bonds
Series 2017B-2
12/01/2042	3.500%	330,000	326,085
12/01/2047	3.600%	430,000	384,003
Total			710,088
Nebraska 1.9%
Central Plains Energy Project
Revenue Bonds
Gas Project No. 5 Series
Series 2022-1 (Mandatory Put 10/01/29)
05/01/2053	5.000%	5,400,000	5,336,887
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2044	5.000%	4,350,000	4,063,928
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2036	4.125%	2,000,000	1,831,015
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2037	4.000%	1,000,000	895,297
01/01/2038	4.000%	1,300,000	1,135,331
01/01/2039	4.000%	1,810,000	1,555,427
01/01/2044	4.000%	15,000,000	12,147,971
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2039	2.850%	3,090,000	2,467,362
09/01/2042	3.050%	375,000	328,389
Total			29,761,607
Nevada 0.1%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	845,000	787,167
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	570,000	530,192
Series 2018A
12/15/2038	5.000%	415,000	370,681
12/15/2048	5.000%	500,000	407,717
Total			2,095,757
New Hampshire 0.2%
New Hampshire Business Finance Authority(a)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2046	5.625%	2,000,000	1,656,129
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	850,000	806,058
Total			2,462,187
New Jersey 4.3%
Camden County Improvement Authority (The)
Revenue Bonds
Social Bonds - Cooper Norcross Academy
Series 2022
06/15/2062	6.000%	1,540,000	1,565,583
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	2,000,000	2,148,240
New Jersey Economic Development Authority(c)
Refunding Revenue Bonds
New Jersey Natural Gas Co. Project
Series 2019
08/01/2041	3.000%	6,000,000	4,184,316

Columbia Strategic Municipal Income Fund | First Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Economic Development Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2030	3.375%	2,000,000	1,801,036
Revenue Bonds
Portal North Bridge Project
Series 2022
11/01/2052	5.000%	16,250,000	15,745,840
Self-Designated Social Bonds
Series 2021
06/15/2046	4.000%	1,500,000	1,256,000
New Jersey Higher Education Student Assistance Authority(c)
Revenue Bonds
Series 2018A
12/01/2034	4.000%	145,000	143,274
12/01/2035	4.000%	140,000	138,897
New Jersey Housing & Mortgage Finance Agency(c)
Refunding Revenue Bonds
Series 2017D
11/01/2037	4.250%	1,525,000	1,312,302
Single Family Housing
Series 2018
10/01/2032	3.800%	1,925,000	1,815,056
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Single Family Housing
Series 2019C
10/01/2039	3.850%	2,885,000	2,416,191
New Jersey Transportation Trust Fund Authority(d)
Revenue Bonds
Capital Appreciation Transportation System
Series 2010A
12/15/2030	0.000%	6,000,000	4,331,043
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Series 2020AA
06/15/2045	4.000%	4,000,000	3,405,262
Transportation Program
Series 2015AA
06/15/2041	5.250%	6,000,000	6,003,946
Series 2019
06/15/2046	5.000%	3,500,000	3,446,182
Series 2022
06/15/2048	5.000%	3,750,000	3,671,805
New Jersey Turnpike Authority
Revenue Bonds
Series 2022B
01/01/2048	4.500%	3,000,000	2,815,344
01/01/2052	5.250%	6,250,000	6,372,545
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Jersey Port Corp.(c)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	2,900,000	2,645,848
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Subordinated Series 2018B
06/01/2046	5.000%	1,860,000	1,724,624
Total			66,943,334
New Mexico 0.2%
New Mexico Mortgage Finance Authority
Revenue Bonds
Series 2020 (GNMA)
07/01/2040	2.700%	2,010,000	1,704,361
Single Family Mortgage Program
Series 2019D Class I (GNMA)
07/01/2044	3.250%	2,275,000	1,908,613
Total			3,612,974
New York 10.0%
Build NYC Resource Corp.(a)
Revenue Bonds
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2052	5.750%	1,000,000	937,500
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	2,500,000	2,141,354
Subordinated Series 2022B-1
10/01/2047	5.250%	2,500,000	2,561,330
Subordinated Series 2023E-1
04/01/2050	4.000%	3,900,000	3,278,878
Glen Cove Local Economic Assistance Corp.(b)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,041,779
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,154,234
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	3,000,000	2,139,538

12	Columbia Strategic Municipal Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority(d)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,605,000	1,722,545
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	10,935,000	10,385,034
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2018
11/01/2048	3.900%	2,000,000	1,616,952
Series 2019
11/01/2049	3.250%	6,235,000	4,280,657
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2022CC-1
06/15/2052	4.000%	13,930,000	11,636,127
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2020D
11/01/2042	4.000%	5,000,000	4,412,351
Subordinated Series 2022A-1
08/01/2044	5.000%	1,600,000	1,620,239
08/01/2048	4.000%	2,100,000	1,773,491
Subordinated Series 2022F-1
02/01/2051	4.000%	2,000,000	1,675,861
02/01/2051	5.000%	1,375,000	1,365,178
Subordinated Series 2023A
05/01/2047	5.000%	10,000,000	10,025,261
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	3,610,000	2,559,565
New York State Dormitory Authority
Revenue Bonds
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	2,000,000	1,606,743
New York State Environmental Facilities Corp.(a),(c)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	1,000,000	854,076
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2047	3.750%	3,585,000	2,759,966
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	13,000,000	11,070,787
Revenue Bonds
Green Bonds - Bidding Group
Series 2022
03/15/2055	5.000%	5,000,000	4,936,185
New York Transportation Development Corp.(c)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2040	5.000%	10,000,000	9,084,412
10/01/2045	4.375%	2,500,000	2,058,435
New York State Thruway Service Areas Project
Series 2021
04/30/2053	4.000%	1,500,000	1,125,566
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2041	5.000%	2,000,000	1,904,510
12/01/2042	4.000%	4,360,000	3,520,858
New York Transportation Development Corp.(c),(f)
Revenue Bonds
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	3,750,000	3,724,008
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
Series 2023-238
07/15/2039	5.000%	2,000,000	1,989,638
Revenue Bonds
Consolidated Bonds
Series 221
07/15/2045	4.000%	7,775,000	6,318,809
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2017-203
10/01/2041	3.500%	3,730,000	2,974,212
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2022
05/15/2057	5.000%	4,000,000	3,916,204

Columbia Strategic Municipal Income Fund | First Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Senior Lien Green Bonds
Series 2022D-2
05/15/2047	5.250%	4,500,000	4,601,819
Series 2022A
11/15/2052	4.000%	12,500,000	10,373,465
Ulster County Capital Resource Corp.(a)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	5,095,000	3,671,536
09/15/2047	5.250%	1,475,000	1,008,352
09/15/2053	5.250%	3,045,000	1,993,546
Westchester County Local Development Corp.(a)
Refunding Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2029	3.600%	5,000,000	4,391,809
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	3,000,000	2,125,701
Total			155,338,511
North Carolina 1.3%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2019-42
01/01/2043	2.850%	2,270,000	1,627,146
North Carolina Medical Care Commission
Refunding Revenue Bonds
Series 2021C
03/01/2036	4.000%	2,320,000	1,838,064
Southminster, Inc.
Series 2016
10/01/2037	5.000%	1,800,000	1,586,691
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,000,000	625,630
REX Health Care
Series 2020A
07/01/2049	4.000%	5,000,000	3,962,842
Twin Lakes Community
Series 2019A
01/01/2044	5.000%	2,000,000	1,759,201
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	2,000,000	1,909,138
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Turnpike Authority(d)
Revenue Bonds
Series 2017C
07/01/2032	0.000%	2,000,000	1,288,554
Series 2019
01/01/2040	0.000%	3,950,000	1,719,227
01/01/2041	0.000%	5,500,000	2,253,342
Triangle Expressway System
Series 2019
01/01/2043	0.000%	4,500,000	1,632,363
Total			20,202,198
North Dakota 0.2%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Finance Program
Series 2018
01/01/2042	3.850%	720,000	678,096
Housing Finance Program
Series 2017 (FHA)
07/01/2040	3.550%	405,000	378,125
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	915,000	880,732
Series 2019C
07/01/2039	3.200%	1,530,000	1,284,915
Total			3,221,868
Ohio 2.2%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	32,610,000	26,676,040
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	1,975,000	1,521,097
12/01/2049	5.125%	1,270,000	901,136
Lake County Port & Economic Development Authority(a),(e)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	0.000%	7,500,000	2,175,000
Ohio Air Quality Development Authority(c)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	1,500,000	1,247,640

14	Columbia Strategic Municipal Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio Higher Educational Facility Commission
Revenue Bonds
Ashtabula County Medical Center Obligated Group
Series 2022
01/01/2052	5.250%	250,000	225,286
Ohio Housing Finance Agency
Revenue Bonds
Series 2019B
09/01/2044	3.250%	2,000,000	1,485,723
Total			34,231,922
Oklahoma 0.2%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	1,250,000	1,175,415
11/15/2045	5.250%	1,885,000	1,675,471
Total			2,850,886
Oregon 1.5%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2055	5.375%	1,500,000	1,240,925
Port of Portland Airport(c)
Revenue Bonds
Green Bonds
Series 2023-29
07/01/2048	5.500%	10,000,000	10,164,087
State of Oregon
Unlimited General Obligation Bonds
Article XI - Q State Project
Series 2023
05/01/2048	5.000%	10,000,000	10,143,494
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,365,000	2,183,847
Total			23,732,353
Pennsylvania 6.7%
Allegheny County Hospital Development Authority
Refunding Revenue Bonds
University of Pittsburgh Medical Center
Series 2019
07/15/2038	4.000%	1,750,000	1,543,248
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Philadelphia Airport(c)
Refunding Revenue Bonds
Private Activity
Series 2021 (AGM)
07/01/2046	4.000%	1,750,000	1,437,499
Series 2017B
07/01/2042	5.000%	2,250,000	2,180,183
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran
Series 2015
01/01/2038	5.000%	805,000	755,140
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2043	5.000%	1,200,000	913,513
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2047	4.000%	5,000,000	4,056,088
Lancaster County Hospital Authority
Refunding Revenue Bonds
Masonic Villages of the Grand Lodge of Pennsylvania
Series 2015
11/01/2035	5.000%	700,000	693,565
Luzerne County Industrial Development Authority(c)
Refunding Revenue Bonds
Pennsylvania-American Water Co. Project
Series 2019 (Mandatory Put 12/03/29)
12/01/2039	2.450%	3,500,000	2,987,451
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,270,000	1,155,633
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2043	4.000%	1,000,000	779,380
11/15/2045	5.000%	3,500,000	3,130,115
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2043	5.000%	675,000	628,824
08/15/2048	5.000%	1,500,000	1,361,799

Columbia Strategic Municipal Income Fund | First Quarter Report 2023	15

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Presbyterian Senior Living Project
Series 2023
07/01/2046	5.250%	1,250,000	1,149,051
Series 2017A
11/15/2042	4.000%	10,000,000	8,417,249
Revenue Bonds
Presbyterian Senior Living Project
Series 2023
07/01/2049	5.250%	1,250,000	1,132,452
Pennsylvania Economic Development Financing Authority(a),(e)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	2,144,531
Pennsylvania Economic Development Financing Authority(c)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	5,125,000	4,854,283
06/30/2042	5.000%	10,000,000	9,198,768
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2053	5.250%	5,000,000	4,712,430
06/30/2061	6.000%	3,000,000	3,106,261
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-120
10/01/2046	3.500%	365,000	358,999
Series 2017-124B
10/01/2042	3.650%	7,180,000	6,227,415
Revenue Bonds
Series 2019-130A
10/01/2034	2.500%	4,000,000	3,135,678
10/01/2039	2.700%	3,000,000	2,125,011
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Mass Transit Projects
Subordinated Series 2016A-1
12/01/2041	5.000%	4,800,000	4,648,418
Revenue Bonds
Series 2014C
12/01/2044	5.000%	2,500,000	2,473,492
Series 2015B
12/01/2040	5.000%	2,500,000	2,455,237
Subordinated Series 2018B
12/01/2048	5.000%	5,000,000	4,765,223
Subordinated Series 2019A
12/01/2044	5.000%	5,000,000	4,882,689
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Thomas Jefferson University
Series 2017
09/01/2042	5.000%	2,500,000	2,407,766
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	750,000	759,603
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2038	5.000%	1,135,000	1,137,240
Series 2018B
09/01/2043	5.000%	515,000	511,834
Series 2021A
09/01/2040	4.000%	6,250,000	5,341,364
State Public School Building Authority
Prerefunded 12/01/26 Revenue Bonds
Philadelphia School District Project
Series 2016
06/01/2036	5.000%	5,000	5,191
Refunding Revenue Bonds
School District of Philadelphia
Series 2016
06/01/2036	5.000%	4,795,000	4,806,700
Union County Hospital Authority
Revenue Bonds
Evangelical Community Hospital
Series 2018
08/01/2038	5.000%	3,065,000	2,905,416
Total			105,284,739
Puerto Rico 3.9%
Commonwealth of Puerto Rico(d),(g)
Revenue Notes
Series 2022
11/01/2051	0.000%	6,036,277	3,055,865
Subordinated Series 2022
11/01/2043	0.000%	4,295,800	2,137,161
Puerto Rico Commonwealth Aqueduct & Sewer Authority(a),(g)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	6,500,000	5,758,482
Puerto Rico Electric Power Authority(e),(g)
Revenue Bonds
Series 2007TT
07/01/2022	0.000%	2,735,000	683,750
07/01/2032	0.000%	2,420,000	605,000

16	Columbia Strategic Municipal Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008WW
07/01/2033	0.000%	1,750,000	437,500
07/01/2038	0.000%	1,750,000	437,500
Series 2010CCC
07/01/2028	0.000%	6,000,000	1,500,000
Series 2010XX
07/01/2040	0.000%	6,500,000	1,625,000
Series 2012A
07/01/2042	0.000%	6,505,000	1,626,250
Puerto Rico Highway & Transportation Authority(d),(g)
Revenue Bonds
Series 2022B
07/01/2032	0.000%	617,360	393,567
Series 2022C
07/01/2053	0.000%	1,056,051	675,877
Puerto Rico Sales Tax Financing Corp.(d),(g)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	86,183,000	21,362,723
07/01/2051	0.000%	8,000,000	1,436,095
Puerto Rico Sales Tax Financing Corp.(g)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	21,420,000	18,699,829
Total			60,434,599
South Carolina 1.2%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2020
12/01/2046	5.000%	2,800,000	2,705,579
South Carolina Ports Authority(c)
Revenue Bonds
Series 2018
07/01/2043	5.000%	1,570,000	1,512,404
South Carolina Public Service Authority
Revenue Bonds
Series 2022A
12/01/2052	4.000%	18,000,000	13,916,502
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2040	3.000%	890,000	675,860
Total			18,810,345
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Dakota 0.8%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Avera Health
Series 2017
07/01/2042	4.000%	10,000,000	8,316,667
South Dakota Housing Development Authority
Refunding Revenue Bonds
Homeownership Mortgage
Series 2021A
11/01/2041	2.050%	5,660,000	3,419,938
Total			11,736,605
Tennessee 2.1%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2035	5.000%	355,000	355,433
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2040	4.000%	1,800,000	1,527,386
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
East Tennessee Children’s Hospital
Series 2019
11/15/2048	4.000%	5,235,000	4,061,190
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	1,200,000	1,162,037
Series 2017A
07/01/2048	5.000%	835,000	784,422
New Memphis Arena Public Building Authority(d)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2032	0.000%	200,000	130,292
04/01/2033	0.000%	2,000,000	1,231,909
04/01/2038	0.000%	1,150,000	519,633
04/01/2039	0.000%	1,625,000	689,751
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2049	5.750%	9,000,000	6,242,031
10/01/2059	5.750%	1,000,000	662,992

Columbia Strategic Municipal Income Fund | First Quarter Report 2023	17

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee Energy Acquisition Corp.
Refunding Revenue Bonds
Gas Project
Series 2023A-1 (Mandatory Put 05/01/28)
05/01/2053	5.000%	9,805,000	9,703,510
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2042	3.600%	450,000	426,292
07/01/2047	3.650%	895,000	743,974
Series 2018-1
07/01/2042	3.900%	435,000	390,314
Social Bond
Series 2022-2
07/01/2042	4.250%	4,500,000	4,028,950
Total			32,660,116
Texas 10.8%
Angelina & Neches River Authority(a),(c)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	7.500%	4,250,000	2,620,406
Arlington Higher Education Finance Corp.
Revenue Bonds
Brooks Academies of Texas
Series 2021
01/15/2051	5.000%	875,000	674,513
Arlington Higher Education Finance Corp.(a)
Revenue Bonds
Legacy Traditional Schools - Texas Project
Series 2022
02/15/2062	6.750%	5,000,000	4,324,685
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2048	4.000%	2,100,000	1,728,959
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2016
07/15/2031	4.000%	2,000,000	1,733,584
07/15/2036	4.000%	3,000,000	2,322,877
Series 2018
07/15/2033	5.000%	1,000,000	903,222
07/15/2037	5.000%	2,100,000	1,798,113
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Subordinated Series 2016
01/01/2041	4.000%	2,295,000	1,971,301
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Central Texas Turnpike System(d)
Refunding Revenue Bonds
Series 2015B
08/15/2037	0.000%	2,000,000	917,705
Central Texas Turnpike System
Refunding Revenue Bonds
Subordinated Series 2015C
08/15/2042	5.000%	2,500,000	2,359,434
City of Austin Airport System
Revenue Bonds
Series 2017B
11/15/2041	5.000%	1,000,000	969,127
City of Austin Airport System(c)
Revenue Bonds
Series 2017B
11/15/2046	5.000%	1,000,000	946,177
City of Houston Airport System(c)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2048	5.250%	10,000,000	9,849,711
Revenue Bonds
Subordinated Series 2018A
07/01/2041	5.000%	1,250,000	1,211,831
Subordinated Series 2020A
07/01/2047	4.000%	4,200,000	3,397,148
Subordinated Series 2021A
07/01/2046	4.000%	2,000,000	1,624,769
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	535,000	535,100
08/15/2042	5.000%	1,500,000	1,379,348
Series 2013
08/15/2033	6.000%	260,000	260,288
International Leadership
Series 2015
08/15/2038	5.750%	2,015,000	1,912,884
Series 2015A
12/01/2045	5.000%	400,000	359,242
Conroe Independent School District
Unlimited General Obligation Bonds
Series 2022A
02/15/2047	4.000%	4,170,000	3,502,067
Crowley Independent School District
Unlimited General Obligation Bonds
Series 2023
02/01/2053	4.250%	2,700,000	2,321,252
02/01/2053	5.250%	2,500,000	2,584,459

18	Columbia Strategic Municipal Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cypress-Fairbanks Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	4.000%	9,500,000	8,038,353
Dallas Love Field(c)
Revenue Bonds
Series 2017
11/01/2036	5.000%	1,000,000	980,288
Hays Consolidated Independent School District
Unlimited General Obligation Bonds
Seires 2023
02/15/2048	5.000%	4,090,000	4,158,152
Humble Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	4,800,000	3,944,552
Katy Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	1,700,000	1,412,347
Series 2023
02/15/2053	4.000%	4,125,000	3,417,852
Lamar Consolidated Independent School District
Unlimited General Obligation Bonds
Series 2023A
02/15/2058	5.000%	5,000,000	5,032,341
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	3,610,000	3,194,807
Revenue Bonds
MRC Senior Living-Langford Project
Series 2016
11/15/2036	5.375%	500,000	412,207
11/15/2046	5.500%	750,000	566,121
Westminster Project
Series 2021
11/01/2049	4.000%	1,600,000	1,166,331
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
4-K Housing, Inc. Stoney Brook Project
Series 2017
07/01/2042	0.000%	1,000,000	650,000
07/01/2047	0.000%	1,000,000	650,000
07/01/2052	0.000%	1,500,000	975,000
Bridgemoor Plano Project
Series 2018
12/01/2053	0.000%	4,500,000	4,702,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	1,500,000	720,000
07/01/2051	0.000%	5,235,000	2,512,800
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	2,535,000	1,216,800
North Texas Tollway Authority
Refunding Revenue Bonds
Series 2019A
01/01/2044	4.000%	13,500,000	11,245,530
Port Beaumont Navigation District(a),(c)
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2041	2.875%	1,500,000	901,269
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	385,000	352,218
Rockwall Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2053	4.000%	2,500,000	2,060,656
Sherman Independent School District
Unlimited General Obligation Bonds
Series 2023B
02/15/2053	5.000%	10,000,000	10,093,257
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2049	5.000%	750,000	635,530
Revenue Bonds
Methodist Hospitals of Dallas
Series 2022
10/01/2047	4.000%	1,250,000	1,030,479
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
06/30/2040	4.000%	500,000	440,112
Senior Lien - North Tarrant Express
Series 2019
12/31/2039	4.000%	2,000,000	1,732,225
Texas Private Activity Bond Surface Transportation Corp.(c)
Revenue Bonds
NTE Mobility Partners LLC North Tarrant Express Project
Series 2023
12/31/2058	5.500%	6,600,000	6,629,345

Columbia Strategic Municipal Income Fund | First Quarter Report 2023	19

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Segment 3C Project
Series 2019
06/30/2058	5.000%	20,000,000	18,228,218
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	2,000,000	1,841,036
12/31/2045	5.000%	2,250,000	2,030,592
12/31/2050	5.000%	7,165,000	6,354,641
12/31/2055	5.000%	6,515,000	5,689,435
Texas Transportation Commission(d)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2036	0.000%	950,000	474,316
08/01/2039	0.000%	600,000	242,092
Texas Water Development Board
Revenue Bonds
Series 2023A
10/15/2058	5.000%	2,500,000	2,509,389
Total			168,448,993
Utah 1.3%
City of Salt Lake City Airport(c)
Revenue Bonds
Series 2023A
07/01/2048	5.250%	3,000,000	2,942,842
Downtown East Streetcar Sewer Public Infrastructure District(a)
Limited General Obligation Bonds
Series 2022A
03/01/2053	6.000%	2,025,000	1,760,837
Mida Golf and Equestrian Center Public Infrastructure District(a)
Limited General Obligation Bonds
Series 2021
06/01/2051	4.500%	1,640,000	1,058,737
06/01/2057	4.625%	3,360,000	2,137,244
Salt Lake City Corp. Airport(c)
Revenue Bonds
Series 2017A
07/01/2042	5.000%	6,700,000	6,492,100
UIPA Crossroads Public Infrastructure District(a)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	3,260,000	2,532,569
Utah Charter School Finance Authority(a)
Revenue Bonds
Ascent Academies Charter Schools
Series 2022
06/15/2057	5.000%	3,840,000	2,745,714
Total			19,670,043
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia 1.2%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	7,255,000	6,858,327
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2047	5.000%	3,250,000	3,037,443
Virginia Small Business Financing Authority(c)
Refunding Revenue Bonds
Senior Lien - 95 Express Lanes LLC Project
Series 2022
01/01/2048	4.000%	3,750,000	2,981,465
Senior Lien - I-495 HOT Lanes Project
Series 2022
12/31/2057	5.000%	2,500,000	2,293,296
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	4,125,000	3,809,897
Total			18,980,428
Washington 1.4%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,890,000	3,273,207
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,000,000	1,004,087
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Seattle Cancer Care Alliance
Series 2020
09/01/2055	5.000%	10,000,000	9,435,737
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	5,000,000	3,885,478
Washington State Housing Finance Commission
Refunding Revenue Bonds
Emerald Heights Project
Series 2023A
07/01/2048	5.000%	500,000	455,758

20	Columbia Strategic Municipal Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington State Housing Finance Commission(a)
Refunding Revenue Bonds
Presbyterian Retirement Co.
Series 2016
01/01/2046	5.000%	2,000,000	1,453,304
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	1,175,000	1,182,847
07/01/2059	6.250%	1,165,000	1,174,840
07/01/2063	6.375%	750,000	740,691
Total			22,605,949
Wisconsin 2.4%
Public Finance Authority
Prerefunded 11/15/24 Revenue Bonds
Rose Villa Project
Series 2014A
11/15/2049	6.000%	1,645,000	1,670,259
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2039	5.000%	2,230,000	1,917,952
09/01/2054	5.000%	1,000,000	766,800
WakeMed Hospital
Series 2019A
10/01/2044	5.000%	3,000,000	2,808,815
10/01/2049	4.000%	2,690,000	2,152,542
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2037	4.000%	2,000,000	1,691,736
Coral Academy Science Las Vegas
Series 2018
07/01/2055	5.000%	2,500,000	1,991,980
Public Finance Authority(a)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	410,000	351,292
05/15/2047	5.250%	220,000	181,801
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	500,000	401,864
Revenue Bonds
WFCS Portfolio Project
Series 2021
01/01/2056	5.000%	1,000,000	694,188
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	3,500,000	2,441,164
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2046	4.000%	7,000,000	5,801,123
Wisconsin Center District(d)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2055	0.000%	15,000,000	2,575,745
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Cedar Crest, Inc. Project
Series 2022
04/01/2057	5.125%	5,000,000	3,350,053
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	4,665,000	3,240,875
Series 2018B
07/01/2033	4.250%	1,250,000	983,653
07/01/2043	4.500%	1,375,000	911,046
07/01/2048	5.000%	500,000	340,333
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,465,000	2,699,929
Wisconsin Housing & Economic Development Authority
Refunding Revenue Bonds
Series 2020A
09/01/2035	2.700%	1,000,000	788,102
03/01/2039	3.000%	195,000	174,683
Total			37,935,935
Total Municipal Bonds (Cost $1,842,482,680)			1,540,000,881

Municipal Short Term 0.3%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 0.3%
California Infrastructure & Economic Development Bank(a),(c)
Revenue Bonds
Series 2023 (Mandatory Put 08/15/24)
01/01/2050	7.970%	5,000,000	5,015,417
Total Municipal Short Term (Cost $5,000,000)			5,015,417

Columbia Strategic Municipal Income Fund | First Quarter Report 2023	21

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2023 (Unaudited)
Money Market Funds 0.0%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.823%(h)	74,217	74,217
Total Money Market Funds (Cost $74,217)		74,217
Total Investments in Securities (Cost $1,847,556,897)		1,545,090,515
Other Assets & Liabilities, Net		15,288,598
Net Assets		$1,560,379,113
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2023, the total value of these securities amounted to $89,142,755, which represents 5.71% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2023.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Zero coupon bond.
(e)	Represents a security in default.
(f)	Represents a security purchased on a when-issued basis.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2023, the total value of these securities amounted to $60,434,599, which represents 3.87% of total net assets.
(h)	The rate shown is the seven-day current annualized yield at October 31, 2023.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
22	Columbia Strategic Municipal Income Fund | First Quarter Report 2023

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